Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Components of Inventories

The components of inventories as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Raw materials	21,581	22,968
Work in progress	13,885	14,427
Finished goods	59,351	58,271
Supplies	3,222	3,135

Total	98,039	98,801